Pensions and other post-employment benefits - Defined benefit plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pensions and Other Post-Employment Benefits
Defined benefit plan costs	€ 157	€ 153	€ 31
Defined contribution plan costs	223	209	€ 220
Net defined benefit balance	€ 4,332	€ 992
Untied States, Germany and United Kingdom
Pensions and Other Post-Employment Benefits
Percentage of total defined benefit obligation (as a percent)	91.00%	91.00%
Percentage of total plan assets (as a percent)	91.00%	91.00%